Vessel Operating and Supervision Costs	12 Months Ended
Dec. 31, 2020
Vessel Operating and Supervision Costs
Vessel Operating and Supervision Costs

15. Vessel Operating and Supervision Costs

An analysis of vessel operating and supervision costs is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Crew wages and vessel management employee costs	79,624	80,713	89,463
Technical maintenance expenses	28,694	37,653	39,369
Other vessel operating expenses	19,766	21,296	19,403
Total	128,084	139,662	148,235